Income Taxes - Components of Income (Loss) Before Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Country of domicile	$ (44,358)	$ (31,348)	$ (15,522)
Foreign	(19,651)	19,918	3,543
Income (loss) before income taxes	$ (64,009)	$ (11,430)	$ (11,979)